ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 5:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2021	2020

Accrued employee compensation and benefits	$51,953	$14,210
Accrued expenses	13,149	4,825
Capital lease – short-term	84	88
Advances from customers	2,134	1,556
Income and indirect taxes payable	2,815	2,288

Total	$70,135	$22,967